Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Amortization	—	(9,207)	(9,207)
Favorable lease terms June 30, 2023	$211,644	$(142,135)	$69,509

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Favorable lease terms	$(4,539)	$(5,565)	$(9,207)	$(12,430)
Total	$(4,539)	$(5,565)	$(9,207)	$(12,430)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets
Period	Amount
2024	$18,156
2025	17,702
2026	11,182
2027	5,115
2028	4,982
2029 and thereafter	12,372
Total	$69,509

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2022	$(231,407)	$183,501	$(47,906)
Amortization	—	12,910	12,910
Unfavorable lease terms June 30, 2023	$(231,407)	$196,411	$(34,996)

Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms

	Three Month Period Ended	Three Month Period Ended	Six Month Period Ended	Six Month Period Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Unfavorable lease terms	$5,322	$17,587	$12,910	$39,426
Total	$5,322	$17,587	$12,910	$39,426

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities
Period	Amount
2024	$13,319
2025	12,204
2026	9,473
2027	—
2028	—
2029 and thereafter	—
Total	$34,996